PIMCO REALPATH Blend 2040 Fund Expense Example - PIMCO REALPATH Blend 2040 Fund	Jun. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	504
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	631
Expense Example, with Redemption, 3 Years	805
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	$ 1,540